Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A Common Shares, par value $0.00001 per share
Amount Registered | shares	9,393,589
Proposed Maximum Offering Price per Unit	19.66
Maximum Aggregate Offering Price	$ 184,677,959.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,504.03
Offering Note	(1) Class A common shares registered for resale pursuant to this registration statement are shares which are to be offered by the selling shareholders named herein or to be named in any accompanying prospectus supplement. In the event of a share split, share dividend or recapitalization involving the Class A common shares, the number of Class A common shares registered shall automatically be adjusted to cover the additional Class A common shares issuable pursuant to Rule 416 under the Securities Act. (2) Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the $20.07 (high) and $19.245 (low) sales price of the registrant's Class A common shares as reported on the Nasdaq Global Select Market on February 17, 2026, which date is within five business days prior to the filing of this registration statement.